Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
10	Property, Plant and Equipment

a)	The movement schedule is set out on page 25.

15	Property, Plant and Equipment

a)	The movement schedule is set out on page 43.

15	Property, Plant and Equipment

a)	The movement schedule is set out on page 45.

16	Property, Plant and Equipment

a)	The movement schedule is set out on page 48.

16	Property, Plant and Equipment

a)	The groupings are mentioned on page 47.

17	Property, Plant and Equipment

	Buildings	Installations	Other Equipment	Tanks	Capital work in progress	Right - of Use Asset (land)	Total

Cost:
As at January 01, 2018 (Re-stated)	28,037,886	65,860,351	79,645	76,100,795	294,403	27,540,969	197,914,049
Additions during the year	Nil	7,895	134,198	Nil	8,050,444	Nil	8,192,537
As at December 31, 2018	28,037,886	65,868,246	213,843	76,100,795	8,344,847	27,540,969	206,106,586

Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	129,051	325,525	3,232	181,306	Nil	1,836,064	2,475,178
Charge for the year	1,121,515	2,823,140	33,204	1,565,419	Nil	459,016	6,002,294
As at December 31, 2018	1,250,566	3,148,665	36,436	1,746,725	Nil	2,295,080	8,477,472

Net Carrying Amount:

As at December 31, 2018	26,787,320	62,719,581	177,407	74,354,070	8,344,847	25,245,889	197,629,114

As at December 31, 2017 (Restated)	27,908,835	65,534,826	76,413	75,919,489	294,403	25,704,905	195,438,871

Tanks and related assets with a carrying value of USD 164,038,378 (2017: USD 169,439,563) are mortgaged as security against loans obtained in 2014 and 2017 (Note 19). Further, as security against the term loan (2), a step-in right to use the leased land, has been provided to the commercial bank.

Capital work in progress at December 31, 2018 includes total amount capitalised relating to the construction of Phase 2 and includes an amount of USD 1,151,797 related to finance charge on lease liability and an amount of USD 239,144 related to depreciation charge on right-of-use asset capitalised.

The Company has entered into a land lease agreement with the municipality of Fujairah. The lease commenced in 2013 and is for a period of 30 years extendable for another 30 years at the option of the Company. Considering the use of the land, it is reasonably certain that the Company will continue to lease the land till the end of the lease period (i.e. 60 years) and the lease rentals have been discounted at the incremental borrowing rate of 9.5%. As per the land lease agreement, the lease rentals will be increased by 2% every year.

The depreciation charge for the year is allocated to the statement of comprehensive income (within profit and loss) and capital work in progress as follows.

	2018	2017
Direct costs (Note 9)	5,763,150	692,775
CWIP	239,144	405,647
	6,002,294	1,098,422